Summary of principal accounting policies (Details)	12 Months Ended
Dec. 31, 2015
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life description	Lesser of the term of the lease or the estimated useful lives of the assets
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Information Technology equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Computers and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Computers and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years